Submission	Dec. 29, 2025
Submission [Line Items]
Central Index Key	0002062748
Registrant Name	GREAT FUTURE TECHNOLOGY INC.
Form Type	F-4
Submission Type	F-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A